Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000255350
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Slow Capital Growth Fund
C000123870
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMI Dynamic Allocation Fund
C000123869
Average Annual Return [Line Items]
Line Graph and Table Measure Name		SMI Multi-Strategy Fund
C000123868
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sound Mind Investing Fund
Without Sales Load [Member] | C000255350
Average Annual Return [Line Items]
Average Annual Return, Percent			20.52%	5.31%
Without Sales Load [Member] | C000123870
Average Annual Return [Line Items]
Average Annual Return, Percent			28.19%		7.14%	6.53%
Without Sales Load [Member] | C000123869
Average Annual Return [Line Items]
Average Annual Return, Percent			27.20%		6.66%	8.23%
Without Sales Load [Member] | C000123868
Average Annual Return [Line Items]
Average Annual Return, Percent			22.45%		6.08%	9.32%
Morningstar US Target Market Exposure TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Target Market Exposure
Average Annual Return, Percent			30.52%	13.68%
SMI Balanced Fund - Blend Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Weighted Index*
Average Annual Return, Percent			19.77%		7.99%	9.89%
SMI Balanced Fund - Blend Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Weighted Index*
Average Annual Return, Percent			19.77%		7.99%	9.89%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR	S&P 500 Index TR
Average Annual Return, Percent			31.05%		13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%		0.18%	1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index TR	S&P 500 Index TR
Average Annual Return, Percent			31.05%		13.14%	15.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			4.06%		0.18%	1.67%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Average Annual Return, Percent			31.05%		13.14%	15.26%